RELATED PARTY TRANSACTIONS, FINTECH ACQUISITION CORP. II, Promissory Note and Related Party Loans (FY) (Details) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Promissory Note Related Party [Abstract]
Outstanding expenses related formation and initial public offering	$ 0	$ 231,846	$ 0	$ 231,846	$ 0
Sponsor [Member] | Working Capital Loans [Member]
Promissory Note Related Party [Abstract]
Outstanding expenses related formation and initial public offering				$ 231,846
Related Party Transaction, Due from (to) Related Party [Abstract]
Warrant, exercise price (in dollars per share)				$ 0.75
Warrants conversion (in shares)				0.5
Outstanding loan				$ 0	$ 0
Sponsor [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transaction, Due from (to) Related Party [Abstract]
Loan commitment amount				1,100,000
Amounts released for working capital				$ 500,000
Warrants to purchase shares (in shares)				733,333
Loans converted into warrants				$ 1,100,000